Prepaid expenses and other current assets - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Prepaid advertising	€ 2,135	€ 6,429
Marketing Sponsorship Agreement
Other Commitments [Line Items]
Prepaid advertising	€ 4,000